Reinsurance Reinsurance Transactions (Detail Narrative) (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2017	Jan. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2017	Jan. 01, 2017	Dec. 01, 2016	Nov. 01, 2016	Apr. 01, 2016	Dec. 31, 2014
Related Party Transaction [Line Items]
Embedded derivatives within liability host contracts			$ 3,011			$ 1,887	$ 3,011
Other liabilities relating to variable interest entities			5,929			5,263	5,929
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest						(615)	(4,705)	$ 1,462
Deferred Policy Acquisition Costs			5,652			5,678	5,652	5,679						$ 5,819
Premiums and Other Receivables, Net			14,647			13,525	14,647
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Net			6,293			6,286	6,293	6,390
Reinsurance Recoverables, Ceded			9,300			9,300	9,300
Deposit Contracts, Assets			2,000			1,600	2,000
Embedded derivatives within asset host contracts			579			175	579
Liability for Future Policy Benefits			33,372			36,616	33,372
Policyholder account balances			37,526			37,783	37,526
Affiliated Entity
Related Party Transaction [Line Items]
Deposit Contracts, Assets			1,700			1,400	1,700
Recapture MLUS [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest				$ 246
Cash, Cash Equivalents, and Short-term Investments													$ 4,300
Premiums and Other Receivables, Net													4,000
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Net													$ 87
Life and Other [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 17
Cash, Cash Equivalents, and Short-term Investments									$ 214
Premiums and Other Receivables, Net									$ 189
Ceded Guaranteed Minimum Benefit [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Embedded derivatives gains (losses)						(263)	62	100
Embedded derivatives within asset host contracts			390			2	390
Affiliate Recapture Variable Annuities [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Other liabilities relating to variable interest entities										$ 274
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		$ 178
Assumed Guaranteed Minimum Benefit [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Embedded derivatives within liability host contracts			460			0	460
Embedded derivatives gains (losses)						110	(27)	$ (34)
SPDARecapture [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			22
Cash, Cash Equivalents, and Short-term Investments												$ 933
Deferred Policy Acquisition Costs												23
Premiums and Other Receivables, Net												$ 923
MRVTermRecapture [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Other liabilities relating to variable interest entities											$ 158
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			24
Cash, Cash Equivalents, and Short-term Investments											27
Premiums and Other Receivables, Net											$ 94
Metropolitan Life Insurance Company [Member] | BHL Recapture GMIB [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest					$ 89
Cash, Cash Equivalents, and Short-term Investments										568
Premiums and Other Receivables, Net										140
Liability for Future Policy Benefits										106
Policyholder account balances										$ 460
Ceded Credit Risk, Unsecured [Member]
Related Party Transaction [Line Items]
Reinsurance Recoverables, Ceded			2,700			2,600	2,700
Ceded Credit Risk, Unsecured [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Reinsurance Recoverables, Ceded			$ 3,200			2,600	$ 3,200
Ceded Credit Risk, Secured [Member] | Accident and Health Insurance Product Line [Member]
Related Party Transaction [Line Items]
Reinsurance Recoverables, Ceded						$ 6,500